LIBERTY LIFE ASSURANCE COMPANY OF BOSTON 175 Berkeley Street P. O. Box 140 Boston, Massachusetts 02117-0140 Telephone: (617) 357-9500

VIA EDGAR

May 3, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                             LLAC Variable Account  (“Registrant”)

File No. 333-76931

Commissioners:

Electronically transmitted for filing under the Securities Act of 1933, as amended (“1933 Act”), this filing is made pursuant to Rule 497(j) under the 1933 Act in lieu of the filings required under paragraphs (b) or (c) of Rule 497.

I hereby certify that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant’s most recent registration statement or amendment (Post-Effective Amendment No. 9) effective on May 1, 2006, and the text of that most recent registration statement or amendment was filed electronically on April 27, 2006.

Please address any questions or comments to me at (617) 574-5808.

Very truly yours,

/s/ William J. O’Connell

William J. O’Connell
General Counsel

Liberty Mutual Insurance Group/Boston

Equal Opportunity Employer